Average Annual Total Returns - Class H - Russell 2000 2x Strategy Fund	Aug. 01, 2021
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	14.21%
10 Years	13.29%
Class H
Average Annual Return:
1 Year	16.32%
5 Years	16.81%
10 Years	14.11%
Class H | Return After Taxes on Distributions
Average Annual Return:
1 Year	16.32%
5 Years	16.53%
10 Years	13.39%
Class H | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	9.66%
5 Years	13.48%
10 Years	11.44%